UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO               5/01/2008
---------------------              ---------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           73
                                         -----------
Form 13F Information Table Value Total:     $104,518
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALTRIA GROUP INC               COM              02209S103     1016   45800 SH       SOLE             SOLE      0    0
AMERICAN EAGLE OUTFITTERS INC  COM              02553E106     1814  103650 SH       SOLE             SOLE      0    0
AMERICAN EXP CO JAN 40.00      COM              25816109        65      74     CALL SOLE             SOLE      0    0
ANHEUSER BUSCH COMPANIES INC   COM              035229103     5172  109000 SH       SOLE             SOLE      0    0
BB&T CORP                      COM              054937107     1907   59500 SH       SOLE             SOLE      0    0
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207    15883    3551 SH       SOLE             SOLE      0    0
B
BLACKROCK STRATEGIC TERM TRUST COM              091941104      580   40000 SH       SOLE             SOLE      0    0
BON-TON STORES INC             COM              09776J101      263   48176 SH       SOLE             SOLE      0    0
CHICOS FAS INC                 COM              168615102      377   53100 SH       SOLE             SOLE      0    0
CHIPOTLE MEXICAN GRILL INC     COM              169656204    10500  108154 SH       SOLE             SOLE      0    0
CIRCUIT CITY STORES INC        COM              172737108      530  133371 SH       SOLE             SOLE      0    0
COMCAST CORP-SPECIAL CL A      COM              20030N200     3223  169928 SH       SOLE             SOLE      0    0
CONSTELLATION BRANDS INC       COM              21036P108     1853  104899 SH       SOLE             SOLE      0    0
CONTANGO OIL & GAS COMPANY     COM              21075N204     2907   45000 SH       SOLE             SOLE      0    0
CRESUD S A C I F Y A ADR       COM              226406106      652   42034 SH       SOLE             SOLE      0    0
CSX CORP MAY 45.00             COM              126408103       12     236     PUT  SOLE             SOLE      0    0
DIAMONDS TRUST-UNIT SERIES 1   COM              252787106     2815   23000 SH       SOLE             SOLE      0    0
EATON VANCE INS MUN BD FD      COM              27827X101      197   15000 SH       SOLE             SOLE      0    0
EATON VANCE TAX ADVT DIV INCM  COM              27828G107      463   19918 SH       SOLE             SOLE      0    0
ECHOSTAR HOLDING CORPORATION   COM              278768106      673   22800 SH       SOLE             SOLE      0    0
ENSCO INTERNATIONAL INC        COM              26874Q100      500    8000 SH       SOLE             SOLE      0    0
FAIRFAX FINANCIAL HOLDINGS     COM              303901102     3365   11721 SH       SOLE             SOLE      0    0
FORESTAR REAL ESTATE GROUP INC COM              346233109      593   23819 SH       SOLE             SOLE      0    0
GENERAL ELECTRIC JAN 40.00     COM              369604102       71     356     CALL SOLE             SOLE      0    0
GRAY COMMUNICATIONS SYSTEMS    COM              389375106     1933  339750 SH       SOLE             SOLE      0    0
GUARANTY FINANCIAL GROUP INC   COM              40108N106     1307  123139 SH       SOLE             SOLE      0    0
HARBOR ACQUISITION CORP        *W EXP 4/25/2010 41145X115        3  191926 SH       SOLE             SOLE      0    0
HD PARTNERS ACQUISITION CORP   *W EXP           40415K118        0   97515 SH       SOLE             SOLE      0    0
                               06/01/2010
HIGHBURY FINANCIAL INC         *W EXP           42982Y117       51  234199 SH       SOLE             SOLE      0    0
                               02/25/2010
HILLTOP HLDGS INC              COM              432748101      565   54400 SH       SOLE             SOLE      0    0
HUDSON CITY BANCORP            COM              443683107    10012  566329 SH       SOLE             SOLE      0    0
INDUSTRIE NATUZZI SPA-ADR      COM              63905A101      441  119423 SH       SOLE             SOLE      0    0
JOHNSON JOHNSON JAN 60.00      COM              478160104      143     153     CALL SOLE             SOLE      0    0
KHD HUMBOLDT WEDAG             COM              482462108      635   26103 SH       SOLE             SOLE      0    0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       80     250     CALL SOLE             SOLE      0    0
LITHIA MOTORS INC-CL A         COM              536797103      658   64835 SH       SOLE             SOLE      0    0
LOUISIANA BANCORP INC          COM              54619P104      188   16394 SH       SOLE             SOLE      0    0
MARKEL CORP                    COM              570535104      879    2000 SH       SOLE             SOLE      0    0
MEDIA & ENTMT HOLDINGS INC     *W EXP           58439W116       13   73353 SH       SOLE             SOLE      0    0
                               03/09/2010
MILLER INDUSTRIES INC-TENN     COM              600551204      556   57789 SH       SOLE             SOLE      0    0
MOLSON COORS BREWING CO        COM              60871R209      525   10000 SH       SOLE             SOLE      0    0
MUNIYIELD QUALITY FUND INC     COM              09254F100      908   69850 SH       SOLE             SOLE      0    0
NOBLE DRILLING CORP            COM              G65422100      993   20000 SH       SOLE             SOLE      0    0
NORFOLK SOUTHERN JUN 50.00     COM              655844108       23     118     PUT  SOLE             SOLE      0    0
NORTH AMERN GALVANZNG & CTNGS  COM              65686Y109      105   19049 SH       SOLE             SOLE      0    0
NUVEEN PREMIUM INCOME          COM              67062T100      331   25000 SH       SOLE             SOLE      0    0
ODYSSEY RE HOLDINGS CORP       COM              67612W108     2572   70000 SH       SOLE             SOLE      0    0
OFFICE DEPOT INC               COM              676220106     1215  110000 SH       SOLE             SOLE      0    0
PEOPLES UTD FINL INC           COM              712704105     3959  228735 SH       SOLE             SOLE      0    0
PETROLEO BRASILEIRO SA ADR     COM              71654V408      306    3000 SH       SOLE             SOLE      0    0
PHILIP MORRIS INTL INC         COM              718172109     2316   45800 SH       SOLE             SOLE      0    0
PIMCO MUNICIPAL INCOME         COM              72200W106      401   29000 SH       SOLE             SOLE      0    0
PIONEER NATURAL RESOURCES CO   COM              723787107      147    3000 SH       SOLE             SOLE      0    0
POWER CORP OF CANADA           COM              739239101      548   16582 SH       SOLE             SOLE      0    0
POWERSHS DB MULTI SECT COMM TR COM              73936B408     1458   40000 SH       SOLE             SOLE      0    0
RUBY TUESDAY INC               COM              781182100     1500  200000 SH       SOLE             SOLE      0    0
SAKS INC                       COM              79377W108     2450  196508 SH       SOLE             SOLE      0    0
SAMSON OIL & GAS               SPON ADR         796043107     1055  329900 SH       SOLE             SOLE      0    0
SIGMA DESIGNS INC              COM              826565103      680   30000 SH       SOLE             SOLE      0    0
SP ACQUISITION HLDGS INC       *W EXP           78470A112      113  203500 SH       SOLE             SOLE      0    0
                               10/10/2010
SP ACQUISITION HOLDINGS INC    COM              78470A203      593   60706 SH       SOLE             SOLE      0    0
STEAK AND SHAKE                COM              857873103     1153  146547 SH       SOLE             SOLE      0    0
STEIN MART INC                 COM              858375108     1127  200678 SH       SOLE             SOLE      0    0
STREETTRACKS GOLD TRUST        COM              863307104     2712   30000 SH       SOLE             SOLE      0    0
SUNCOR ENERGY INC              COM              867229106     1445   15000 SH       SOLE             SOLE      0    0
TIME WARNER TELECOM INC        COM              887319101      743   48000 SH       SOLE             SOLE      0    0
UNION PAC CORP MAY 125.00      COM              907818108       40      71     PUT  SOLE             SOLE      0    0
USG CORP NEW                   COM              903293405      671   18235 SH       SOLE             SOLE      0    0
WACHOVIA CORPORATION COM       COM              929903102      162    6000 SH       SOLE             SOLE      0    0
WAL MART STORES JAN 40.00      COM              921142102      105      75     CALL SOLE             SOLE      0    0
WAL MART STORES JAN 45.00      COM              921142102      150     150     CALL SOLE             SOLE      0    0
WESTFIELD FINANCIAL INC        COM              96008P104     1053  107792 SH       SOLE             SOLE      0    0
ZUNICOM INC                    COM              98981X104       28   70355 SH       SOLE             SOLE      0    0